Financial expense, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income [Abstract]
Interest income on deposits and current accounts	$ 21,715	$ 7,740	$ 3,580
Interest income from loans and credits	2,942	1,299	2,066
Interest rates gains on derivatives: cash flow hedges	350	1,110	316
Total	25,007	10,149	5,962
Financial expense [Abstract]
Interest on loans and notes	(350,347)	(292,043)	(302,558)
Interest rates gains/(losses) on derivatives: cash flow hedges	26,598	(38,402)	(58,340)
Total	(323,749)	(330,445)	(360,898)
Other financial income/(expense), net [Abstract]
Other financial income	8,863	20,539	28,742
Other financial losses	(25,546)	(21,434)	(16,571)
Total	(16,683)	(895)	12,171
Kaxu [Member]
Other financial income/(expense), net [Abstract]
Income for non-monetary change to fair value of derivatives	100	6,200	7,600
Kaxu [Member] | Notes Conversion Option [Member]
Other financial income/(expense), net [Abstract]
Income for non-monetary change to fair value of derivatives	$ 3,900	$ 12,000	$ 9,200